Segment information (Tables)	3 Months Ended
Mar. 31, 2022
Operating Segments [Abstract]
Schedules of revenue by geographical locations
The following tables present details on revenues derived in the following geographical locations for the three months ended March 31, 2022 and 2021.

	Three months ended March 31,
	2022	2021
	$	$
North America	23,855	15,222
Rest of World	8,200	6,520
	32,055	21,742